Equity	9 Months Ended
Feb. 28, 2026
Equity
Equity

Note 5. Equity

Standby Equity Purchase Agreement

On November 3, 2025, the Company entered into a Standby Equity Purchase Agreement (the “Purchase Agreement”) with YA II PN, Ltd., a Cayman Islands exempt limited partnership (“Yorkville”).

Pursuant to and subject to the terms of the Purchase Agreement, for 36 months following the date of the Purchase Agreement, the Company has the right, but not the obligation, to sell to Yorkville, and Yorkville is obligated to purchase from the Company, shares of the Company’s common stock.

At the Company’s option, the shares of common stock would be purchased at 98% of the lowest daily volume weighted average price (“VWAP”) during the three consecutive trading days (the “Pricing Period”) commencing on the date (each, an “Advance Notice Date”) the Company is deemed to have delivered a written notice to Yorkville setting forth the number of shares of common stock that the Company desires to issue and sell to Yorkville in accordance with the terms of the Purchase Agreement (each notice, an “Advance Notice”), subject to certain limitations. The Company, at its discretion, may also specify a minimum acceptable price per share in an Advance Notice (each issuance and sale, an “Advance”). While there is no mandatory minimum amount for any Advance, it may not exceed an amount equal to 100% of the average of the daily traded amount on the five consecutive trading days immediately preceding an Advance Notice. Further, subject to the above conditions, in no event shall Yorkville be required to purchase more than $30,000,000 of shares of common stock in the aggregate during the term of the Purchase Agreement (the “Commitment Amount”).

As consideration for Yorkville’s commitment to purchase the common stock pursuant the Purchase Agreement, the Company (i) paid Yorkville a structuring fee in the amount of $25,000; and (ii) will pay a commitment fee in an amount equal to 1.00% of the Commitment Amount (the “Commitment Fee”), to be paid in the form of shares of common stock issued to Yorkville (the “Commitment Shares”), of which one-half was issued on November 3, 2025, and the remaining one-half shall be issued on the six-month anniversary of the Purchase Agreement.

The Purchase Agreement will automatically terminate on the earlier of (i) the 36-month anniversary of the date of the Purchase Agreement, or (ii) the date Yorkville has made full payment of Advances equal to the Commitment Amount. The Company has the right to terminate the Purchase Agreement upon five trading days’ prior written notice to Yorkville, subject to certain conditions. The Company and Yorkville may also agree to terminate the Purchase Agreement by mutual written consent.

During the nine months ended February 28, 2026, pursuant to the Purchase Agreement, the Company sold approximately 3.2 million shares of common stock in exchange for approximately $0.9 million in cash.

Private placement of common stock and warrants through placement agent

On February 27, 2026, the Company concluded a private offering to accredited investors of units through a placement agent that commenced in January 2026 (the “Placement Agent Offering”). Each unit consists of one share of common stock and one warrant to purchase one share of common stock. The purchase price per unit, $0.2153 (the “deal price”), was equal to 90% of the intraday volume weighted average prices of the common stock as of the initial closing on January 30, 2026. The Company sold approximately 81.3 million units for a total of approximately $17.5 million in cash in the Placement Agent Offering. Of these, approximately $16.3 million of proceeds relating to approximately 75.9 million units had been remitted to the Company by February 28, 2026. The Company classified the securities issued in the private placement as a liability until the final close, when it was reclassified as equity.

The warrants issued to the investors in the private placement have a five-year term and an exercise price of $0.26 per share. The warrants were fully exercisable when issued. Except as described above, the terms of the warrants will be substantially similar to the form of warrant included as Exhibit 4.1 in the Company’s Current Report on Form 8-K filed with the SEC on September 7, 2021.

The Company has agreed to use commercially reasonable efforts to prepare and file, and cause the SEC to declare effective, a registration statement under the Securities Act of 1933, as amended (the “Securities Act”), covering the resale of the shares of common stock and the shares to be received upon the exercise of the warrants sold in the private placement.

As compensation to the placement agent, the Company has paid a cash fee equal to 13% of the gross proceeds received from qualified investors. The Company has also issued to the placement agent or its designees warrants to purchase approximately 12.2 million shares of common stock with an exercise price equal to the deal price. Additionally, the placement agent was given the right to exchange warrants to purchase up to 3.0 million shares for newly issued warrants to purchase an equal number of shares, also with an exercise price equal to the deal price. All warrants issued to the placement agent in connection with the private placement include a cashless exercise provision and are exercisable for a period of 10 years from the date of issuance.

Based on contractual payment terms, the private placement transactions above are considered convertible debt instruments prior to final settlement, and the option to enter a final closing that would lower the purchase price is considered a share-settled redemption feature. Therefore, approximately $1.6 million of cash and non-cash issuance costs associated with such issuances were capitalized and subsequently recognized through the statement of operations as interest expense on the final closing date.

Direct Private Sales of Common Stock and Warrants to Accredited Investors

On January 23, 2026, in a private sale by the Company directly to an accredited investor, the Company issued a total of 3,944,773 shares of common stock in exchange for total gross cash proceeds to the Company of approximately $1.0 million. The transaction did not include warrants.

On February 26, 2026, the Company accepted a $100,000 investment from an accredited investor in a transaction not involving a placement agent. The terms of the investment were identical to those of the Placement Agent Offering described above. Based on the deal price of $0.2153 per unit, the accredited investor received 464,468 units.

Warrants

Warrant activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2025	213,128	$0.27	3.71	$27,923
Granted	87,786	$0.25
Exercised	(597)	$0.09		129
Forfeited, expired, and cancelled	(105)	$3.07
Warrants outstanding at February 28, 2026	300,212	$0.26	3.75	$13,391
Warrants outstanding and exercisable at February 28, 2026	300,212	$0.26	3.75	$13,391

Warrant exercises

During the nine months ended February 28, 2026, the Company issued approximately 0.4 million shares of common stock in connection with the cashless exercise of approximately 0.6 million warrants with stated exercise prices of $0.09387 per share.